Income Taxes - Components (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of income tax expense (benefit)
Current income tax provision			$ 7,970	$ 7,446	$ 5,067
Deferred income tax expense (benefit)			395	(540)	(687)
Income Tax Expense (Benefit), Total	$ 2,691	$ 1,975	8,365	6,906	4,380
Green Bancorp, Inc.
Components of income tax expense (benefit)
Deferred income tax expense (benefit)			17	14	17
Income Tax Expense (Benefit), Total			$ (654)	$ (346)	$ (280)